INCOME TAX - Reconciliation of statutory tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Non-PRC resident enterprises not subject to income tax	(1.40%)	0.00%	(27.60%)
Tax differential for entities in non-PRC jurisdiction	(1.00%)	(0.20%)	(1.30%)
Preferential tax rate	0.70%	0.60%	(0.30%)
Tax effect of current year permanent differences	(3.70%)	(5.40%)	1.00%
Expiration of unused net operating losses	(1.60%)	(1.50%)	(1.30%)
Non-taxable income and non-deductible expenses	(14.10%)	(14.40%)	0.00%
Gain from purchase price adjustment	5.20%	0.20%	2.50%
Change in valuation allowance	(34.00%)	(31.00%)	(21.30%)
Return to provision adjustment	(3.00%)	1.10%	1.30%
Effective tax rate (as a percent)	(27.90%)	(25.60%)	(22.00%)